UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,255,236
6.00%, 6/01/39	450	490,698
Coosa Valley Water Supply District Inc., RB (AGC):
4.50%, 10/01/34	600	604,524
4.50%, 10/01/36	1,300	1,305,837

		3,656,295

Arizona — 5.2%
City of Goodyear Arizona, GO (AGM), 4.25%, 7/01/37	1,135	1,090,792
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	200	214,954
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	900	920,043
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,378,455
5.00%, 12/01/37	2,065	1,854,886
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	300	281,142
7.00%, 5/01/20	300	279,495
7.25%, 5/01/27	600	552,216
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	777,720
University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	500	534,630

		7,884,333

Municipal Bonds	Par (000)	Value

Arkansas — 1.5%
Bentonville School District No. 6, GO, Refunding, Construction, Series A, 4.25%, 6/01/34	$2,250	$2,213,370

California — 17.1%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	4,500	51,570
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,835	2,636,975
California State Department of Veterans Affairs, RB, Series B, AMT, 5.25%, 12/01/37	5,000	4,547,800
Carlsbad Unified School District, GO, Election of 2006, Series B, 6.09%, 5/01/34 (b)	1,000	603,120
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	264,383
5.75%, 8/01/33	500	527,285
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.38%, 8/01/34 (a)	1,650	833,580
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (a)	8,000	1,359,680
San Diego Community College District California, GO, CAB, Election of 2002, 6.21%, 8/01/19 (b)	2,800	1,695,988
State of California, GO, Refunding:
(CIFG), 4.50%, 8/01/28	2,000	1,879,100
Veterans, AMT, 5.05%, 12/01/36	1,000	907,860
State of California, GO, Various Purpose:
5.75%, 4/01/31	2,000	2,126,560
6.00%, 3/01/33	2,050	2,245,242
6.50%, 4/01/33	1,950	2,203,208
5.50%, 3/01/40	2,350	2,408,632

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
FSA	Financial Security Assurance Inc.
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RAN	Revenue Anticipation Notes
RB	Revenue Bonds

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Val Verde Unified School District California, Special Tax Bonds, Refunding, Junior Lien, 6.25%, 10/01/28	$1,585	$1,557,706

		25,848,689

Colorado — 1.2%
City of Colorado Springs Colorado, RB, Subordinate Lien, Improvement, Series C (AGM), 5.00%, 11/15/45	635	650,837
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,184,832

		1,835,669

Connecticut — 1.2%
Connecticut State Health & Educational Facility Authority, RB, Fairfield University, New Money, Series O:
5.00%, 7/01/35	1,200	1,229,580
5.00%, 7/01/40	600	614,310

		1,843,890

District of Columbia — 8.1%
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	595	517,680
District of Columbia, Tax Allocation Bonds, Gallery Place Project (AGM), 5.40%, 7/01/31	6,000	6,111,660
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.75%, 5/15/40	5,580	5,579,777

		12,209,117

Florida — 7.2%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	1,600	1,650,768
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,255	1,294,809
Palm Beach County Housing Finance Authority, HRB, Indian Trace Apartments, Series A, AMT (AGM), 5.63%, 1/01/44	7,255	7,306,655
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	940	743,606

		10,995,838

Georgia — 3.5%
City of Atlanta Georgia, RB (AGM), 5.00%, 11/01/37	3,000	3,017,610
Gainesville & Hall County Hospital Authority, RB, Northeast Georgia Healthcare, Series B, 5.00%, 2/15/33	2,000	1,952,100

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Gwinnett County Hospital Authority, RB, Gwinnett Hospital System, Series C (AGM), 5.50%, 7/01/42	$350	$358,785

		5,328,495

Idaho — 1.7%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	1,922,970
Idaho Housing & Finance Association, RB, GAN, RAN, Federal Highway Trust, Series A, 5.00%, 7/15/27	600	644,538

		2,567,508

Illinois — 7.3%
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (c)(d)	425	114,759
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,044,710
Rush University Medical Center, Series C, 6.63%, 11/01/39	650	702,423
Illinois Finance Authority, Refunding RB, Series A:
Friendship Village Schaumburg, 5.63%, 2/15/37	210	168,823
Lake Forest Hospital, 5.75%, 7/01/29	4,000	4,114,680
Village of Bolingbrook Illinois, GO, Refunding, Series B (NPFGC), 6.22%, 1/01/36 (a)	23,065	4,871,097

		11,016,492

Indiana — 0.7%
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp., 6.00%, 12/01/26	1,000	1,020,800

Iowa — 1.0%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	1,400	1,491,518

Kansas — 3.8%
Kansas Development Finance Authority, RB, University of Kansas Tenant, Series O, 4.75%, 6/15/41	700	703,052
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	730	747,856
Wichita Airport Authority, RB, Special, Cessna Citation Service Center, Series A, AMT, 6.25%, 6/15/32	5,000	4,341,900

		5,792,808

2	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	$500	$545,400

Louisiana — 0.3%
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.13%, 1/01/36	400	398,004

Maryland — 3.7%
County of Frederick Maryland, Special Tax Bonds, Urbana Community Development Authority, Sub-Series B, 6.25%, 7/01/30	2,820	2,726,009
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	2,900	2,833,358

		5,559,367

Michigan — 5.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,383,775
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	1,065	983,474
Hospital, Henry Ford Health, 5.75%, 11/15/39	2,000	2,010,080
Michigan State University, Refunding RB, General, Series C, 4.25%, 8/15/32	1,250	1,218,325
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,950	2,327,598

		7,923,252

Minnesota — 4.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,350	6,012,009

Mississippi — 3.0%
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,859,182
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,500	2,685,525

		4,544,707

Montana — 1.8%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	2,750	2,702,673

Municipal Bonds	Par (000)	Value

Multi-State — 10.8%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (e)(f)	$10,500	$11,500,650
Multifamily Housing Revenue Bond Pass-Through Certificates, RB, AMT:
Series 1, Canterbury House Apartments, Mandatory Put Bonds, 5.90%, 12/01/34	1,850	1,877,917
Series 6, 6.05%, 11/01/34	520	526,250
Series 9, Copperwood Ranch Apartments, Mandatory Put Bonds, 5.95%, 11/01/35	2,440	2,488,434

		16,393,251

Nebraska — 0.6%
Douglas County Hospital Authority No. 2, RB, Health Facilities, Immanuel Obligation Group, 5.50%, 1/01/30	425	434,189
Omaha Public Facilities Corp., RB, Baseball Stadium Project, 4.38%, 6/01/36	500	491,980

		926,169

Nevada — 1.1%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.65%, 6/01/23	1,320	1,122,264
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	577,634

		1,699,898

New Jersey — 15.1%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	915	169,193
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	3,710	3,680,171
Cigarette Tax (Radian), 5.50%, 6/15/31	1,500	1,445,655
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30	3,000	3,006,240
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	1,000	1,018,450
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,492,635
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	8,218,950
New Jersey Educational Facilities Authority, RB, Princeton University, Series B, 4.25%, 7/01/40	1,400	1,385,860

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	$630	$733,200
7.50%, 12/01/32	800	921,680
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	810	886,772

		22,958,806

New York — 9.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	455	182,000
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	400	407,480
Long Island Power Authority, Refunding RB, Series A, 6.25%, 4/01/33	300	348,138
Metropolitan Transportation Authority, Refunding RB, Series A, 5.13%, 1/01/29	2,000	2,047,880
New York City Housing Development Corp., RB, Series A, AMT, 5.50%, 11/01/34	3,000	3,025,980
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	3,165	3,225,736
Queens Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	700	777,217
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	1,000	1,028,930
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (b)	700	583,870
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,107,890
University of Rochester, Series A, 5.13%, 7/01/39	250	263,260
New York State Dormitory Authority, Refunding RB, Mount Sinai Hospital, Series A, 5.00%, 7/01/26 (g)	465	478,350
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	1,000	1,087,180

		14,563,911

North Carolina — 2.9%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	225	240,442

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	$2,945	$2,250,598
North Carolina Medical Care Commission, RB, WakeMed, Series A (AGC), 5.88%, 10/01/38	1,000	1,044,390
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	800	887,320

		4,422,750

Ohio — 1.3%
County of Lucas Ohio, GO, Various Purpose, 5.00%, 10/01/40 (g)	400	414,604
Kent State University, Refunding RB, General Receipts, Series B (AGC), 4.25%, 5/01/31	1,100	1,099,065
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	400	399,448

		1,913,117

Oklahoma — 1.1%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (h)	1,725	1,735,350

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,328,075
Port of Morrow Oregon, RB, Portland General Electric, Series A, 5.00%, 5/01/33	800	815,664

		2,143,739

Pennsylvania — 1.2%
Pennsylvania Economic Development Financing Authority, RB, Reliant Energy, Series A, AMT, 6.75%, 12/01/36	1,455	1,500,920
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	300	328,011

		1,828,931

Puerto Rico — 1.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,127,300
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.77%, 8/01/41 (a)	5,000	786,200

		2,913,500

4	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Rhode Island — 2.7%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	$1,000	$1,156,820
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, Series 54, AMT, 4.85%, 10/01/41	1,500	1,426,245
Rhode Island Turnpike & Bridge Authority, RB, Series A, 5.00%, 12/01/35	500	507,350
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	900	962,964

		4,053,379

Tennessee — 0.4%
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	525	545,633

Texas — 13.7%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B:
7.13%, 12/01/31	500	563,665
7.25%, 12/01/35	1,750	1,977,448
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 6.17%, 11/15/41 (a)	11,690	1,224,878
Lower Colorado River Authority, Refunding RB (NPFGC), 5.00%, 5/15/13 (i)	15	16,692
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,632,375
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	1,620	1,643,636
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.08%, 8/15/35 (a)	60,000	11,699,400
First Tier, Series A, 5.00%, 8/15/42	2,115	2,020,459

		20,778,553

Washington — 1.0%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,500,520

Municipal Bonds	Par (000)	Value

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care, 6.40%, 4/15/33	$1,350	$1,379,335
Wisconsin Housing & EDA, Refunding RB, Series A, AMT, 4.75%, 9/01/33	1,340	1,289,335

		2,668,670

Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,200	1,273,800

Total Municipal Bonds – 147.7%		223,710,211

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	3,786,487

Massachusetts — 1.0%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,450	1,501,272

New York — 2.1%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	450	510,228
Series FF-2, 5.50%, 6/15/40	405	451,592
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,302,069

		3,263,889

Ohio — 2.2%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (FSA), 5.00%, 10/01/41	1,260	1,265,670
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,079,820

		3,345,490

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 7.8%		11,897,138

Total Long-Term Investments (Cost – $230,890,030) – 155.5%		235,607,349

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2010	5

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.25% (k)(l)	563,879	$563,879

Total Short-Term Securities (Cost – $563,879) – 0.4%		563,879

Total Investments (Cost – $231,453,909*) – 155.9%		236,171,228
Other Assets Less Liabilities – 0.7%		1,150,170
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (3.9)%		(5,903,537)
Preferred Shares, at Redemption Value – (52.7)%		(79,908,368)

Net Assets Applicable to Common Shares – 100.0%		$151,509,493

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$225,775,920

Gross unrealized appreciation	$10,972,429
Gross unrealized depreciation	(6,476,268)

Net unrealized appreciation	$4,496,161

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Goldman Sachs	$478,350	$2,288
Stifel, Nicolaus & Co., Inc.	$414,604	$1,456

(h)	Variable rate security. Rate shown is as of report date.

(i)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Investments in companies considered to be an affiliate of the Trust, during the period for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

FFI Institutional Tax-Exempt Fund	3,400,718	(2,836,839)	563,879	$3,881

(l)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$235,607,349	—	$235,607,349
Short-Term Securities	$563,879	—	—	563,879

Total	$563,879	$235,607,349	—	$236,171,228

[1]	See above Schedule of Investments for values in each state or political classification.

6	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Bond Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: July 23, 2010